Expense Example, No Redemption - Touchstone Ares Credit Opportunities Fund - Class C	Sep. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 176
Expense Example, No Redemption, 3 Years	595
Expense Example, No Redemption, 5 Years	1,040
Expense Example, No Redemption, 10 Years	$ 2,276